Note 3 - Investment Securities: Schedule of Investment Securities Fair Value and Unrealized Losses (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Investment Securities Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
September 30, 2018	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 93,138,382	$ (3,894,937)	$ 25,932,037	$ (3,532,338)	$ 119,070,419	$ (7,427,275)

Held to Maturity:
Obligations of states and political subdivisions	403,204	(3,400)	1,006,470	(28,498)	1,409,674	(31,898)

Total	$ 93,541,586	$ (3,898,337)	$ 26,938,507	$ (3,560,836)	$ 120,480,093	$ (7,459,173)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 3,974,826	$ (14,298)	$ 26,715,587	$ (920,921)	$ 30,690,413	$ (935,219)
Mutual Funds	1,565,216	(16,397)	-	-	1,565,216	(16,397)
	5,540,042	(30,695)	26,715,587	(920,921)	32,255,629	(951,616)

Held to Maturity:
Obligations of states and political subdivisions	1,233,730	(17,189)	250,767	(4,195)	1,484,497	(21,384)

Total	$ 6,773,772	$ (47,884)	$ 26,966,354	$ (925,116)	$ 33,740,126	$ (973,000)